STI CLASSIC FUNDS

                                   High Income Fund
                              Investment Grade Bond Fund
                   Limited-Term Federal Mortgage Securities Fund
                                Strategic Income Fund
                           U.S. Government Securities Fund

                         Supplement dated May 20, 2003 to the
               Bond and Money Market Funds - Trust Shares Prospectus,
              Bond Funds - Flex and Investor Shares Prospectus and the
      For Participants of SunTrust Banks Sponsored Retirement Plan Prospectus
                 dated October 1, 2002, and any supplements thereto


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT AFFECTS INFORMATION CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

o Under the heading "INVESTMENT STRATEGY" on page 33 of the Bond and Money Market Funds - Trust Shares Prospectus, page 32 of the Bond Funds - Flex and Investor Shares Prospectus, and page 41 of the For Participants of SunTrust Banks Sponsored Retirement Plans Prospectus, the last sentence of the paragraph has been deleted and replaced with the following:

         The effective average weighted maturity of the Fund's portfolio will typically range between 4 and 10 years.


o The following information affects the section called "PORTFOLIO MANAGERS" beginning on page 54 of the Bond and Money Market Funds - Trust Shares Prospectus, page 43 of the Bond Funds - Flex and Investor Shares Prospectus, and page 67 of the For Participants of SunTrust Banks Sponsored Retirement Plans Prospectus:

         Effective May 1, 2003, the High Income Fund is co-managed by Ms. Agnes
         G. Pampush, CFA, and Mr. Howard Udis, J.D. Ms. Pampush has managed the High Income Fund since April 2000. She has served as Managing Director of Trusco since July 2000, after serving as Vice President of Trusco since 1998. Ms. Pampush has also served as Director of Fixed Income Research at Trusco since May 2002. She has more than 20 years of investment experience. Mr. Udis joined Trusco in 2000 and serves as Vice President. He has co-managed the High Income Fund since May 2003. Prior to joining Trusco, Mr. Udis served as Vice President at Raymond James & Associates from 1999 to 2000 and as a Consultant with Sound Asset Management from 1996 to 1999. He has more than 15 years of investment experience.

         Effective May 1, 2003, the Investment Grade Bond Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Charles B. Leonard, CFA, FLMI. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Investment Grade Bond Fund since it began operating in June 1992. He has more than 23 years of investment experience. Mr. Leonard has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. Mr. Leonard has co-managed the Investment Grade Bond Fund since May 2003. He has more than 32 years of investment experience.

         Effective May 1, 2003, the Limited-Term Federal Mortgage Securities Fund is co-managed by Mr. L. Earl Denney, CFA, and Mr. Michael G. Sebesta, CFA. In January 2000, Mr. Denney was named Managing Director of SunTrust Bank and is now Managing Director of Trusco, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the Limited-Term Federal Mortgage Securities Fund since it began operating in June 1994. He has more than 23 years of investment experience. Mr. Sebesta has served as Managing Director of Trusco since May 2002. He has co-managed the Limited-Term Federal Mortgage Securities Fund since May 2003. Prior to joining Trusco, Mr. Sebesta served as Senior Vice President and Senior Fixed Income Manager at Wachovia Asset Management. He has more than 15 years of investment experience.

         Effective May 1, 2003, the Strategic Income Fund is co-managed by Mr. Neil J. Powers, CFA, and Ms. Agnes G. Pampush, CFA. Mr. Powers joined Trusco in 1997 and serves as Managing Director. Mr. Powers has managed the Strategic Income Fund since it began operating in November 2001. He has more than 18 years of investment experience. Ms. Pampush has served as Managing Director of Trusco since July 2000, after serving as Vice President of Trusco since 1998. Ms. Pampush has also served as Director of Fixed Income Research at Trusco since May 2002. Ms. Pampush has co-managed the Strategic Income Fund since May 2003. She has more than 20 years of investment experience.




              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 STI-SU-028-0100